Prepayments, receivables and other assets, net (Tables)	6 Months Ended
Mar. 31, 2026
Prepayments Receivables And Other Assets Net
Schedule of prepayments, receivables and other assets

Prepayments, receivables and other assets, net consisted of the following:

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Deposit, net	$1,827	$2,072
Prepaid expenses, net	1,356	34,060
Deductible input value-added tax	860	1,089
Advance to employees, net	132	-
Others, net	31	2,208
Prepayments, receivables and other assets, net	$4,206	$39,429